Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net loss attributable to equity holder	$ (42,620)	$ (35,501)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	36,495	42,058
Amortization of deferred financing costs and debt issuance costs	3,402	2,490
Loss on early extinguishment of debt	1,840
Loss (gain) on sale of property, plant and equipment	280	(44)
Unrealized foreign exchange gains	(19,088)	(5,439)
Trademark impairment loss		38,000
Asset impairments	740	250
Deferred income taxes	2,139	(22,809)
Amortization of prior service costs and net losses on post-retirement plans	1,924	150
Other non-cash items, net	(16)	(301)
Changes in operating assets and liabilities:
Accounts receivable	35,907	16,596
Related party receivables, net	15,056	(6,620)
Inventories	3,114	(31,237)
Other current assets	(7,243)	(4,665)
Other assets	478	2,564
Accounts payable	(14,457)	(16,104)
Accrued expenses and other current liabilities	(7,599)	(11,153)
Other long-term liabilities	(1,059)	(4,617)
Net cash used in operating activities	(1,060)	(36,382)
Cash flows from investing activities:
Capital expenditures	(14,457)	(27,059)
Proceeds from sale of property, plant and equipment	293	1,494
Net cash provided by (used in) investing activities	234,213	(25,565)
Cash flows from financing activities:
Revolver borrowings	10,000	20,000
Revolver repayments	(30,000)
Payments of deferred finance costs	(2,032)
Term loan repayments	(288,000)	(2,250)
Other debt repayments	(51)	(53)
Net cash (used in) provided by financing activities	(233,102)	17,697
Effect of exchange rate changes on cash	(531)	(550)
Net decrease in cash and cash equivalents	(480)	(44,800)
Cash and cash equivalents at beginning of period	44,468	76,619
Cash and cash equivalents at end of period	43,988	$ 31,819
ABL Credit Facility [Member]
Cash flows from financing activities:
Revolver borrowings	76,981
Wells [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from sale of Wells	(10,353)
Cash flows from investing activities:
Proceeds from sale of Wells, net of cash sold	$ 248,377